Working Capital Facilities (Details Narrative) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 07, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 16, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Nov. 06, 2025 shares	Feb. 12, 2024 USD ($)	Feb. 12, 2024 CAD ($)	Sep. 29, 2023 shares
Working Capital Facilities
Balance under the facility					$ 17,672
Maximum funds available					$ 25,000
Interest rate			14.00%	7.50%	12.00%
Stock issued | shares							5,405,000			10,443
Line of Credit Facility, Maximum Borrowing Capacity								$ 22,000
Commitment Fees									$ 303
Maximum Principal Amount	$ 20,000
Amount of potential increase in borrowing capacity (accordion)	5,000
Payment to related party	$ 375
Accrued Interest					$ 100	$ 0
Loan Amount Approved		$ 50,853
Debt Instrument, Maturity Term		6 years 6 months
Interest Rate		4.90%
Loan Fees Capitalized					472
Issuance of shares			$ 507
Debt instrument, face amount			$ 519
Promissory note issued				$ 1,050
Interest expense					$ 1	$ 76